Initial Public Offering (Details) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 30, 2018	Jun. 30, 2020	Dec. 31, 2018
Initial Public Offering (Textual)
Purchase price per unit	$ 10.00
Exercise price	$ 11.50
Common Class A [Member]
Initial Public Offering (Textual)
Sale of Initial public offering of units (in Shares)			12,500,000
Common Class A [Member] | Initial Public Offering [Member]
Initial Public Offering (Textual)
Sale of Initial public offering of units (in Shares)	12,500,000	12,500,000
Exercise price	$ 11.50